Cover	Jan. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2021
Entity File Number	001-34893
Entity Registrant Name	STANDARD AVB FINANCIAL CORP.
Entity Central Index Key	0001492915
Entity Tax Identification Number	27-3100949
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2640 Monroeville Boulevard
Entity Address, City or Town	Monroeville
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15146
City Area Code	412
Local Phone Number	856-0363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	STND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false